Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	£ 828	£ 1,001
Impairment charges included within restructuring costs	2	56	£ 0
Ending balance	909	828	1,001
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,616	1,923
Additions	162	177
Acquisitions	0	1
Disposals and derecognition	(306)	(303)
Reclassification	0
Exchange adjustments	(125)	182
Ending balance	1,597	1,616	1,923
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(788)	(922)
Charge for the year	156	165
Impairment charges included within restructuring costs	2	56
Disposals and derecognition	254	288
Exchange adjustments	(4)	(67)
Ending balance	(688)	(788)	(922)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12	40
Ending balance	36	12	40
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12	40
Additions	0	4
Acquisitions	0	0
Disposals and derecognition	(3)	0
Reclassification	(64)
Exchange adjustments	(91)	32
Ending balance	36	12	40
Land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the year	0	0
Impairment charges included within restructuring costs	0	0
Disposals and derecognition	0	0
Exchange adjustments	0	0
Ending balance	0	0	0
Freehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	31	90
Ending balance	142	31	90
Freehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	34	92
Additions	2	3
Acquisitions	0	0
Disposals and derecognition	(4)	0
Reclassification	64
Exchange adjustments	(48)	61
Ending balance	144	34	92
Freehold buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3)	(2)
Charge for the year	1	1
Impairment charges included within restructuring costs	0	0
Disposals and derecognition	2	0
Exchange adjustments	0	0
Ending balance	(2)	(3)	(2)
Leasehold buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	581	647
Ending balance	519	581	647
Leasehold buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,061	1,179
Additions	69	88
Acquisitions	0	1
Disposals and derecognition	(158)	(156)
Reclassification	0
Exchange adjustments	11	51
Ending balance	961	1,061	1,179
Leasehold buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(480)	(532)
Charge for the year	65	70
Impairment charges included within restructuring costs	2	52
Disposals and derecognition	120	145
Exchange adjustments	15	(29)
Ending balance	(442)	(480)	(532)
Fixtures, fittings and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	74	85
Ending balance	62	74	85
Fixtures, fittings and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	119	165
Additions	15	17
Acquisitions	0	0
Disposals and derecognition	(58)	(51)
Reclassification	0
Exchange adjustments	7	12
Ending balance	69	119	165
Fixtures, fittings and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(45)	(80)
Charge for the year	23	25
Impairment charges included within restructuring costs	0	3
Disposals and derecognition	52	49
Exchange adjustments	(9)	(14)
Ending balance	(7)	(45)	(80)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	130	139
Ending balance	150	130	139
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	390	447
Additions	76	65
Acquisitions	0	0
Disposals and derecognition	(83)	(96)
Reclassification	0
Exchange adjustments	(4)	26
Ending balance	387	390	447
Computer equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(260)	(308)
Charge for the year	67	69
Impairment charges included within restructuring costs	0	1
Disposals and derecognition	80	94
Exchange adjustments	(10)	(24)
Ending balance	£ (237)	£ (260)	£ (308)